SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 846,531	$ 998,839	$ 1,076,861
Others	8,690	12,293	10,933
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	565,927	727,073	758,307
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	170,051	165,410	200,593
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	55,386	45,513	47,102
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 46,477	$ 48,550	$ 59,926